SCHEDULE OF STOCK OPTIONS USING THE BLACK-SCHOLES OPTION PRICING MODEL AND USED THE ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.47%	4.24%
Expected volatility	140.90%	187.90%
Expected dividends	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contractual term (years)	1	1
Top of range [member]
IfrsStatementLineItems [Line Items]
Contractual term (years)	3	4